UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

Spirit of America Investment Fund, Inc.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

SSH Securities, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (516) 390-5565

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2008 (UNAUDITED)

	Shares	Market Value
Common Stocks 99.00%
Apartments (REITs) 18.26%
Apartment Investment & Management Co., Class A	37,261	$1,304,880
Associated Estates Realty Corp.	435,015	5,668,246
Colonial Properties Trust	323,723	6,050,383
Equity Residential	217,549	9,661,351
Mid-America Apartment Communities, Inc.	103,837	5,102,550
Post Properties, Inc.	36,736	1,027,506
UDR, Inc.	314,598	8,226,738

		37,041,654

Diversified (REITs) 5.16%
Lexington Realty Trust	401,777	6,918,600
Liberty Property Trust	67,645	2,546,834
Vornado Realty Trust	11,000	1,000,450

		10,465,884

Health Care (REITs) 9.05%
HCP, Inc.	247,800	9,944,214
National Health Investors, Inc.	210,500	7,194,890
Senior Housing Properties Trust	50,700	1,208,181

		18,347,285

Hotels (REITs) 11.23%
Ashford Hospitality Trust, Inc.	1,405,100	5,690,655
FelCor Lodging Trust, Inc.	1,234,684	8,840,337
Host Hotels & Resorts, Inc.	422,100	5,609,709
LaSalle Hotel Properties	35,000	816,200
Strategic Hotels & Resorts, Inc.	115,061	868,711
Sunstone Hotel Investors, Inc.	70,000	945,000

		22,770,612

Industrial (REITs) 10.82%
First Industrial Realty Trust, Inc.	380,595	10,915,465
ProLogis	267,491	11,039,353

		21,954,818

Mortgage (REITs) 3.71%
Annaly Capital Management, Inc.	558,954	7,517,931

Net Lease (REITs) 3.22%
National Retail Properties, Inc.	215,224	5,154,615
Realty Income Corp.	54,000	1,382,400

		6,537,015

Office Space (REITs) 9.55%
Boston Properties, Inc.	52,000	4,870,320

See accompanying notes to Schedules of Investments.

REAL ESTATE INCOME AND GROWTH FUND |	1

REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Shares	Market Value
Office Space (REITs) (cont.)
Brandywine Realty Trust	35,547	$569,819
Mack-Cali Realty Corp.	176,090	5,964,168
SL Green Realty Corp.	122,864	7,961,587

		19,365,894

Regional Malls (REITs) 14.96%
General Growth Properties, Inc.	385,000	5,813,500
Glimcher Realty Trust	548,450	5,725,818
Macerich Co. (The)	82,200	5,232,030
Pennsylvania Real Estate Investment Trust	266,694	5,027,182
Simon Property Group, Inc.	88,100	8,545,700

		30,344,230

Shopping Centers (REITs) 10.64%
Developers Diversified Realty Corp.	174,604	5,533,201
Equity One, Inc.	156,500	3,206,685
Kimco Realty Corp.	192,478	7,110,137
Weingarten Realty Investors	160,900	5,739,303

		21,589,326

Storage (REITs) 2.40%
Sovran Self Storage, Inc.	108,800	4,862,272

Total Investments — 99.00% (Cost $221,455,751)		200,796,921
Cash and Other Assets Net of Liabilities — 1.00%		2,019,673

NET ASSETS — 100.00%		$202,816,594

	Contracts
Call Options Written
Apartments (REITs)
Equity Residential, Call Strike $45, expires 10/22/08	(100)	$(19,500)
Equity Residential, Call Strike $50, expires 10/22/08	(100)	(5,250)

		(24,750)

Health Care (REITs)
HCP, Inc., Call Strike $40, expires 10/22/08	(200)	(31,500)

Regional Malls (REITs)
Simon Property Group, Inc., Call Strike $105, expires 10/22/08	(100)	(11,000)

Shopping Centers (REITs)
Developers Diversified Realty Corp., Call Strike $35, expires 10/22/08	(30)	(1,050)

2	| SPIRIT OF AMERICA

REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Contracts
Shopping Centers (REITs)
Kimco Realty Corp., Call Strike $40, expires 10/22/08	(50)	$(4,000)

		(5,050)

Total Call Options Written
(Premiums received $41,165)		(72,300)

REITs - Real Estate Investment Trusts

REAL ESTATE INCOME AND GROWTH FUND |	3

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2008 (UNAUDITED)

	Shares	Market Value
Common Stocks 82.15%
Consumer Discretionary 1.53%
Best Buy Co., Inc.	10,000	$375,000
Target Corp.	9,100	446,355

		821,355

Consumer Staples 10.82%
PepsiCo, Inc.	16,000	1,140,320
Philip Morris International, Inc.	40,000	1,924,000
Procter & Gamble Co. (The)	14,000	975,660
Wal-Mart Stores, Inc.	29,400	1,760,766

		5,800,746

Energy 14.92%
Apache Corp.	2,500	260,700
Chevron Corp.	14,000	1,154,720
ConocoPhillips	20,000	1,465,000
Devon Energy Corp.	5,000	456,000
Energy Transfer Partners L.P.	15,000	552,450
Noble Corp.	22,000	965,800
Schlumberger, Ltd.	14,100	1,101,069
Transocean, Inc.*	9,000	988,560
Valero Energy Corp.	35,000	1,060,500

		8,004,799

Financials 6.42%
Annaly Capital Management, Inc. REIT	75,000	1,008,750
Bank of America Corp.	12,500	437,500
Host Hotels & Resorts, Inc. REIT	22,142	294,267
JPMorgan Chase & Co.	10,500	490,350
Merrill Lynch & Co., Inc.	10,000	253,000
optionsXpress Holdings, Inc.	30,000	582,600
Wells Fargo & Co.	10,000	375,300

		3,441,767

Health Care 12.96%
Abbott Laboratories	25,000	1,439,500
Amgen, Inc.*	10,000	592,700
Covidien, Ltd.	6,000	322,560
Johnson & Johnson	15,300	1,059,984
Medco Health Solutions, Inc.*	25,000	1,125,000
Pfizer, Inc.	17,000	313,480
UnitedHealth Group, Inc.	35,000	888,650
Wyeth	32,800	1,211,632

		6,953,506

See accompanying notes to Schedules of Investments.

4	| SPIRIT OF AMERICA

LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Shares	Market Value
Industrials 11.00%
3M Co.	20,000	$1,366,200
Caterpillar, Inc.	11,000	655,600
Deere & Co.	7,000	346,500
Foster Wheeler, Ltd.*	15,000	541,650
General Electric Co.	76,000	1,938,000
Tyco International, Ltd.	30,000	1,050,600

		5,898,550

Information Technology 13.56%
Accenture, Ltd., Class A	40,000	1,520,000
Cisco Systems, Inc.*	60,000	1,353,600
EMC Corp.*	80,000	956,800
Hewlett-Packard Co.	20,000	924,800
Microsoft Corp.	58,000	1,548,020
Texas Instruments, Inc.	45,000	967,500

		7,270,720

Materials 4.51%
Du Pont (E.I.) de Nemours & Co.	26,000	1,047,800
Newmont Mining Corp.	15,000	581,400
Nucor Corp.	20,000	790,000

		2,419,200

Telecommunication Services 2.99%
Verizon Communications, Inc.	50,000	1,604,500

Utilities 3.44%
American Electric Power Co., Inc.	15,000	555,450
Consolidated Edison, Inc.	15,000	644,400
Progress Energy, Inc.	15,000	646,950

		1,846,800

Total Investments — 82.15% (Cost $47,652,900)		44,061,943
Cash and Other Assets Net of Liabilities — 17.85%		9,575,827

NET ASSETS — 100.00%		$53,637,770

REIT - Real Estate Investment Trust

*	Non-income producing security.

LARGE CAP VALUE FUND |	5

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 91.45%

Arizona 0.91%
Pima County Industrial Development Authority, Refunding Revenue Bonds, Series O, Callable 07/01/16 @ 100, 5.00%, 07/01/26	$250,000	$202,670
California 3.71%
Hesperia Public Financing Authority, Miscellaneous Purposes Tax Allocation Bonds, Series A, Callable 09/01/17 @ 100 (OID) (XLCA), 5.00%, 09/01/37	500,000	403,240
Turlock CA, Hospital Improvements Certificate of Participation, Callable 10/15/14 @ 100 (OID), 5.38%, 10/15/34	250,000	212,422
Turlock CA, Hospital Improvements Certificate of Participation, Series B, Callable 10/15/17 @ 100, 5.50%, 10/15/37	250,000	214,080

		829,742

Colorado 2.95%
Montrose Memorial Hospital, Hospital Improvements Revenue Bonds, Callable 12/01/13 @ 102 (OID), 6.00%, 12/01/33	500,000	443,310
Public Authority for Colorado Energy, Natural Gas Utility Improvements Revenue Bonds (OID), 6.50%, 11/15/38	250,000	215,408

		658,718

Connecticut 2.94%
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 05/01/17 @ 100, (LOC Citibank) (OID), 4.75%, 05/01/42	250,000	200,085
Connecticut State Development Authority, Refunding Revenue Bonds, Series A, Callable 10/31/08 @ 102, (Convertible to Fixed), 5.85%, 09/01/28	500,000	456,620

		656,705

Florida 0.86%
Hillsborough County Industrial Development Authority, School Improvements Revenue Bonds, Series A, Callable 05/15/17 @ 100, 5.13%, 05/15/37	250,000	191,840

Georgia 1.29%
Coffee County Hospital Authority, Refunding Revenue Bonds, Series PJ, Callable 12/01/14 @ 100, 5.00%, 12/01/19	250,000	221,630

See accompanying notes to Schedules of Investments.

6	| SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Georgia (cont.)
Main Street Natural Gas, Inc. Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.25%, 07/15/28*,**	$270,000	$35,100
Main Street Natural Gas, Inc. Natural Gas Utility Improvements Revenue Bonds, Series A, (OID), 6.38%, 07/15/38*,**	250,000	32,500

		289,230
Illinois 3.86%
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Callable 02/15/18 @ 100 (OID), 5.50%, 02/15/38	250,000	212,298
Illinois Finance Authority, Hospital Improvements Revenue Bonds, Series A, Callable 08/15/18 @ 100, (Assured Guaranty) (OID), 5.25%, 08/15/47	250,000	218,392
Illinois Finance Authority, Refunding Revenue Bonds, Callable 08/15/18 @ 100 (OID), 5.50%, 08/15/30	500,000	432,180

		862,870
Indiana 3.71%
Indiana Health & Educational Facilities Financing Authority, Hospital Improvements Revenue Bonds, Callable 03/01/17 @ 100, 5.50%, 03/01/37	1,000,000	829,780
Iowa 0.96%
Iowa Higher Education Loan Authority, Refunding Revenue Bonds, Series A, Callable 10/01/13 @ 100 (OID), 5.30%, 10/01/37	250,000	214,822
Kentucky 3.24%
Kentucky Economic Development Finance Authority, Revenue Bonds, Series A1, Callable 06/01/18 @ 100, (Assured Guaranty) (OID), 6.00%, 12/01/38	750,000	723,630
Louisiana 6.83%
Parish of St. John Baptist, Industrial Improvements Revenue Bonds, Series A, Callable 06/01/17 @ 100, 5.13%, 06/01/37	2,000,000	1,527,360
Maryland 0.55%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 05/15/16 @ 100, 5.25%, 05/15/46	150,000	123,618

HIGH YIELD TAX FREE BOND FUND |	7

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Michigan 6.39%
Cesar Chavez Academy, Inc., School Improvements Certificate of Participation, Callable 02/01/13 @ 102, 6.50%, 02/01/33	$185,000	$169,615
Crossroads Charter Academy, Refunding Revenue Bonds, Callable 06/01/17 @ 100 (OID), 5.25%, 06/01/35	250,000	199,990
Kent Hospital Finance Authority, Refunding Revenue Bonds, Series A, Callable 07/01/15 @ 100 (OID), 5.25%, 07/01/30	500,000	394,070
Michigan Public Educational Facilities Authority, School Improvements Revenue Bonds, Series A, Callable 12/01/15 @ 100, 6.00%, 12/01/35	500,000	442,835
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, Series A, Callable 06/01/18 @ 100 (OID), 6.88%, 06/01/42	250,000	220,948

		1,427,458
Nevada 0.20%
Reno, Hospital Improvements Revenue Bonds, Callable 06/01/18 @ 100, (AMBAC) (OID), 5.50%, 06/01/28	50,000	44,871
New Hampshire 0.85%
New Hampshire Health & Education Facilities Authority, Refunding Revenue Bonds, Callable 01/01/15 @ 100, (ACA), 5.00%, 01/01/36	250,000	190,240
New Jersey 6.88%
Jersey City Municipal Utilities Authority, Refunding Revenue Bonds, (FGIC) (OID), 3.50%, 01/01/15	250,000	227,445
New Jersey Economic Development Authority, Economic Improvements Revenue Bonds, Callable 06/15/10 @ 100, 5.63%, 06/15/19	500,000	460,295
New Jersey Economic Development Authority, Nursing Homes Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.88%, 07/01/28	250,000	229,612
New Jersey Health Care Facilities Financing Authority, Refunding Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/27	100,000	88,911
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, Series 1A, Callable 06/01/17 @ 100 (OID), 5.00%, 06/01/41	850,000	531,029

		1,537,292

8	| SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
New York 4.97%
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC), 5.00%, 03/01/46	$250,000	$212,742
New York City Industrial Development Agency, Recreational Facility Improvements Revenue Bonds, Callable 09/01/16 @ 100, (FGIC) (OID), 4.50%, 03/01/39	100,000	79,552
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 05/01/17 @ 100, 5.00%, 05/01/22	650,000	608,030
New York State Dormitory Authority, Hospital Improvements Revenue Bonds, Series A, Callable 11/01/16 @ 100, 5.00%, 11/01/34	250,000	209,683

		1,110,007
North Dakota 6.29%
Grand Forks, Hospital Improvements Revenue Bonds, Callable 10/31/08 @ 101, (MBIA) (OID), 5.63%, 08/15/27	1,500,000	1,406,610
Ohio 9.32%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100, 6.50%, 06/01/47	2,000,000	1,667,380
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes Revenue Bonds, Series A-2, Callable 06/01/17 @ 100 (OID), 5.88%, 06/01/47	550,000	416,510

		2,083,890

Pennsylvania 0.40%
Pennsylvania Higher Educational Facilities Authority, University & College Improvements Revenue Bonds, Callable 05/01/13 @ 100 (OID), 5.50%, 05/01/34	100,000	88,298
Puerto Rico 10.33%
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/14 @ 100, 5.00%, 07/01/24	500,000	440,855
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/16 @ 100, 5.25%, 07/01/26	250,000	224,000
Commonwealth of Puerto Rico, Public Improvements, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.38%, 07/01/33	250,000	222,175

HIGH YIELD TAX FREE BOND FUND |	9

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Puerto Rico (cont.)
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited, Series A, Callable 07/01/18 @ 100 (OID), 5.00%, 07/01/22	$250,000	$221,478
Puerto Rico Aqueduct & Sewer Authority, Water & Utility Improvements Revenue Bonds, Series A, Callable 07/01/18 @ 100 (OID), 6.00%, 07/01/38	125,000	120,624
Puerto Rico Electric Power Authority, Electric Light & Power Improvements Revenue Bonds, Series TT, Callable 07/01/17 @ 100, 5.00%, 07/01/37	250,000	216,500
Puerto Rico Public Buildings Authority, Economic Improvements Revenue Bonds, Series N, Callable 07/01/17 @ 100, (Commonwealth Guaranteed), 5.50%, 07/01/20	210,000	202,744
Puerto Rico Public Buildings Authority, Public Improvements Revenue Bonds, Series I, Callable 07/01/14 @ 100, (Commonwealth Guaranteed) (OID), 5.25%, 07/01/33	600,000	535,314
Puerto Rico Public Buildings Authority, Refunding Revenue Bonds, Series M, (Commonwealth Guaranteed), 6.25%, 07/01/31	125,000	124,534

		2,308,224

Tennessee 1.27%
Tennessee Energy Acquisition Corp., Natural Gas Utility Improvements Revenue Bonds, Series A, 5.25%, 09/01/26	365,000	284,539
Texas 9.25%
Garza County Public Facility Corp., Public Improvements Revenue Bonds, Callable 10/01/16 @ 100, 5.75%, 10/01/25	250,000	229,197
North Texas Tollway Authority, Refunding Revenue Bonds, Series B, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/40	200,000	182,252
North Texas Tollway Authority, Refunding Revenue Bonds, Series F, Callable 01/01/18 @ 100 (OID), 5.75%, 01/01/33	500,000	451,420
Texas Municipal Gas Acquisition & Supply Corp. I, Natural Gas Utility Improvements Revenue Bonds, Series D (OID), 6.25%, 12/15/26	600,000	536,088
Texas State Public Finance Authority, Refunding Revenue Bonds, Series A, Callable 02/15/14 @ 100, (ACA), 5.00%, 02/15/36	900,000	668,871

		2,067,828

10	| SPIRIT OF AMERICA

HIGH YIELD TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

	Principal Amount	Market Value
Wisconsin 3.49%
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/18	$350,000	$321,727
Wisconsin Health & Educational Facilities Authority, Hospital Improvements Revenue Bonds, Callable 08/15/16 @ 100, 5.25%, 08/15/31	100,000	77,241
Wisconsin Health & Educational Facilities Authority, Refunding Revenue Bonds, Series B, Callable 08/15/16 @ 100, 5.13%, 08/15/30	500,000	381,195

		780,163

Total Investments — 91.45% (Cost $22,952,270)		20,440,405
Cash and Other Assets Net of Liabilities — 8.55%		1,910,306

NET ASSETS — 100.00%		$22,350,711

ACA - Insured by ACA Financial Guaranty Corp.

AMBAC - Insured by AMBAC Indemnity Corp.

FGIC - Insured by Financial Guaranty Insurance Corp.

LOC - Letter of Credit

MBIA - Insured by MBIA.

OID - Original Issue Discount

XLCA - Insured by XL Capital Assurance.

*	Security in default.
**	Non-income producing security.

HIGH YIELD TAX FREE BOND FUND |	11

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS | SEPTEMBER 30, 2008 (UNAUDITED)

A. Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income and Growth Fund, Spirit of America Large Cap Value Fund and Spirit of America High Yield Tax Free Bond Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Securities for which the primary market is the NASDAQ will be valued at the NASDAQ official closing price. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board. There were no securities, however, fair valued during the three-month period ending September 30, 2008.

B. Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”): In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Real Estate Income and Growth Fund and the Large Cap Value Fund have adopted FAS 157 as of January 1, 2008. The High Yield Tax Free Bond Fund adopted FAS 157 as of February 29, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1	–	quoted prices in active markets for identical securities

• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2008 is as follows:

Valuation Inputs	Real Estate Income and Growth Fund	Large Cap Value Fund	High Yield Tax Free Bond Fund
Level 1 - Quoted Prices	$200,796,921	$44,061,943	$—
Level 2 - Other Significant Observable Inputs	(72,300)	—	20,440,405
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$200,724,621	$44,061,943	$20,440,405

C. Option Contracts: An option contact gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in options contracts requires the Fund to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Fund, on expiration date, as realized losses on investments.

12	| SPIRIT OF AMERICA

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS (CONT.) | SEPTEMBER 30, 2008 (UNAUDITED)

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Tax Disclosure: No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2008.

The cost, unrealized appreciation and depreciation, which are book figures that approximate federal income tax basis at September 30, 2008 for each Fund are as follows:.

Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
Real Estate Income and Growth Fund	$221,455,751	$24,890,629	$(45,549,459)	$(20,658,830)
Large Cap Value Fund	47,652,900	3,978,691	(7,569,648)	(3,590,957)
High Yield Tax Free Bond Fund	22,952,270	—	(2,511,865)	(2,511,865)

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

SPIRIT OF AMERICA INVESTMENT FUND, INC. |	13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date November 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date November 5, 2008

By (Signature and Title)*	/s/ Alan Chodosh
Alan Chodosh, Principal Financial Officer (principal financial officer)

Date November 5, 2008

*	Print the name and title of each signing officer under his or her signature.